INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of period		$ 10,733	$ 48,081
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities			(1,047)
Decreases due to lapse of statute of limitations	$ 2,992	2,952	35,694
Translation adjustments	267	$ 212	607
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	5,488
Unrecognized tax benefit at end of period	$ 10,222		$ 10,733